Share capital - Initial Public Offering (Details) $ in Thousands				12 Months Ended
	Aug. 13, 2021 USD ($) shares	Aug. 11, 2021 shares	Sep. 15, 2020 USD ($) shares	Mar. 31, 2022 USD ($) classOfShares vote	Mar. 31, 2021 USD ($) classOfShares	Dec. 01, 2020
Disclosure of classes of share capital [table]
Issuance of shares upon public offerings				$ 823,515	$ 952,534
Share issuance costs				$ 33,984	$ 44,702
Conversion ratio, multiple voting shares into subordinate voting shares						1
Number of share classes | classOfShares				2	2
Subordinate voting shares
Disclosure of classes of share capital [table]
Issuance of shares upon public offerings	$ 823,515
Share issuance costs	$ 33,042		$ 18,044
Votes per share (in votes per share) | vote				1
Initial public offering | Subordinate voting shares
Disclosure of classes of share capital [table]
Issuance of shares upon public offerings (in shares) | shares		8,855,000	10,896,196
Issuance of shares upon public offerings			$ 332,334
Initial public offering, over-allotment option | Subordinate voting shares
Disclosure of classes of share capital [table]
Issuance of shares upon public offerings (in shares) | shares	1,155,000		896,196
Issuance of shares upon public offerings			$ 27,334
Initial public offering, secondary sale | Subordinate voting shares
Disclosure of classes of share capital [table]
Issuance of shares upon public offerings (in shares) | shares			2,142,808
Issuance of shares upon public offerings			$ 65,356
Initial public offering, secondary sale | Multiple voting shares
Disclosure of classes of share capital [table]
Number of shares converted (in shares) | shares			238,456